Share capital and other equity - Reserves (Details) £ / shares in Units, shares in Millions			1 Months Ended	12 Months Ended
		Aug. 30, 2022	May 31, 2024 shares	Dec. 31, 2024 GBP (£) £ / shares shares	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2022 £ / shares
Shares repurchased during the period | £	[1]			£ 540,000,000	£ 359,000,000
Par value | £ / shares				£ 1.0769	£ 1.0769
Ordinary share from discontinued operations basic | £ / shares				0.010	(0.01222)	£ (0.027)
Ordinary share from discontinued operations dilutive | £ / shares				0.010	£ (0.012)	£ (0.026)
Share consolidation ratio		0.9286
Ordinary shares
Par value | £ / shares				£ 1.076923076923077
Own shares held | Ordinary shares
Own shares held | shares				277
Number of shares transferred to treasury | shares			170
Number of shares used to satisfy the exercise of options and vesting of awards | shares				80
Own shares held | Ordinary shares | Employee share trust
Own shares held | shares				11	12
Shares repurchased during the period | £					£ 0
Par value | £ / shares				£ 1.0769
Number of shares used to satisfy the exercise of options and vesting of awards | shares					1

[1]	In June 2024, there was an agreement to buy 392.4 million (May 2023 – 469.2 million, March 2022 – 549.9 million) ordinary shares of the Company from UK Government Investments Ltd (UKGI) at 316.2 pence per share (May 2023 – 268.4 pence per share, March 2022 – 220.05 pence per share) for the total consideration of £1.2 billion (2023 - £1.3 billion, 2022 - £1.2 billion). NatWest Group cancelled 222.4 million of the purchased ordinary shares, amounting to £706.9 million excluding fees and held the remaining 170.0 million shares as Own Shares Held, amounting to £540.2 million excluding fees. The nominal value of the share cancellation has been transferred to the capital redemption reserve.